1. Organization and Description of Business (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Subsidiary information
Subsidiary Name	Origination/ Acquisition Date	Ownership Percentage
V-Clip Pharmaceuticals	2008	100%
Carcinotek, Inc.	2008	100%
White Label Generics, Inc.	2008	49%
MetaCytolytics, Inc.	2009	100%
Viral Genetics Beijing, Ltd.	2009	100%
VG Energy, Inc. (“VGE”)	2010	81.65%

Subsidiary Name	Origination/Acquisition Date	Ownership Percentage
V-Clip Pharmaceuticals	2008	100%
Carcinotek, Inc.	2008	100%
White Label Generics, Inc.	2008	49%
MetaCytolytics, Inc.	2009	100%
Viral Genetics Beijing, Ltd.	2009	100%
VG Energy, Inc. (“VGE”)	2010	81.65%